Deferred Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Deferred Income Tax
Deferred income tax is classified by its estimated reversal term as follows:

	At December 31,
	2019	2020
Deferred income tax asset:
Reversal expected in the following twelve months	37,927	44,780
Reversal expected after twelve months	233,792	217,385

Total deferred tax asset	271,719	262,165

Deferred income tax liability:
Reversal expected in the following twelve months	(19,791)	(1,261)
Reversal expected after twelve months	(92,943)	(101,646)

Total deferred tax liability	(112,734)	(102,907)

Deferred income tax asset, net	158,985	159,258

Summary of Movement of Deferred Income Tax
The gross movement of the deferred income tax item is as follows:

	At December 31,
	2018	2019	2020
Opening balance	364,225	365,263	158,985
Debit (credit) to income statement (Note 29)	28,462	(188,509)	(5,310)
Adjustment for changes in rates of income tax	(1,524)	(622)	—
Sales of a Subsidiary	(24,135)	—	—
IFRIC 23 adoption	—	(986)	—
Debit (credit) to equity	(95)	(3)	—
Other movements	(1,670)	(16,158)	5,583

Final balance	365,263	158,985	159,258

Summary of Movements of Deferred Tax Assets and Liabilities
The movement in deferred tax assets and liabilities in the year, without considering the offsetting of balances, is as follows:

Deferred income tax liabilities	Difference in depreciation rates	Deferred income	Work in process	Tax receivable	Borrowing costs capitalized	PPA	Others	Total
At January 1, 2018	165,851	—	2,530	32,189	19,945	15,338	9,357	245,210
(Debit) credit to P&L	(76,246)	13,574	2,926	689	(4,229)	(12,479)	9,263	(66,502)
Sale of subsidiary	(8,052)	—	—	—	—	(4,421)	2,125	(10,348)

At December 31, 2018	81,553	13,574	5,456	32,878	15,716	(1,562)	20,745	168,360

(Debit) credit to P&L	9,937	10,571	33,403	3,312	(780)	11,385	18,821	86,649

At December 31, 2019	91,490	24,145	38,859	36,190	14,936	9,823	39,566	255,009

(Debit) credit to P&L	(4,565)	(8,239)	(16,740)	2,836	172	357	(18,891)	(45,070)
Reclassification	1,063	—	(4,916)	—	—	(1,263)	2,721	(2,395)

At December 31, 2020	87,988	15,906	17,203	39,026	15,108	8,917	23,396	207,544

Deferred income tax assets	Provisions	Accelerated tax depreciation	Tax losses	Work in process	Accrual for unpaid vacations	Impairment	NIIF 9	Tax Goodwill	Others	Total
At January 1, 2018	52,439	86,651	144,089	39,487	13,440	224,780	—	20,413	28,136	609,435
Debit (credit) to P&L	(1,336)	(82,065)	32,952	(5,482)	2,529	35,289	—	(2,365)	(19,086)	(39,564)
Debit (credit) to equity	—	—	—	—	—	—	—	—	(95)	(95)
Sale of subsidiary	(8,531)	(3,665)	1,248	—	(6,187)	(6,302)	—	—	(11,046)	(34,483)
Others	—	—	—	—	—	—	—	—	(1,670)	(1,670)

At December 31, 2018	42,572	921	178,289	34,005	9,782	253,767	—	18,048	(3,761)	533,623

Debit (credit) to P&L	804	7,512	14,343	11,715	1,842	(205,265)	46,804	(4,526)	24,289	(102,482)
Debit (credit) to equity	—	—	—	—	—	—	—	—	(3)	(3)
IFRIC 23 adoption	—	—	(986)	—	—	—	—	—	—	(986)
Others	—	—	—	—	—	—	—	—	(16,158)	(16,158)

At December 31, 2019	43,376	8,433	191,646	45,720	11,624	48,502	46,804	13,522	4,367	413,994

Debit (credit) to P&L	(38,130)	374	(8,767)	(12,298)	1,416	3,257	(10,874)	(4,518)	19,160	(50,380)
Reclassification	24,340	(1,154)	3,616	(28,630)	—	(507)	10,067	4,989	(15,116)	(2,395)
Others	—	—	—	—	—	—	—	—	5,583	5,583

At December 31, 2020	29,586	7,653	186,495	4,792	13,040	51,252	45,997	13,993	13,994	366,802

Summary Of Tax Loss Carry forward

As of December 31, 2020, the total tax loss amounts to S/646.6 million and is composed as follows:

	Tax	Tax loss aplication	Application			Statute of
	loss	method	2020	2021	Forward	limitations
Cumbra Peru S.A.	354,381	B	25,722	19,893	308,766	—
Adexus	149,303	N/A	—	—	149,303	—
VyV-DSD S.A.	103,886	N/A	18,870	22,395	62,621	—
Transportadora de Gas Natural Comprimido Andino S.A.C.	15,989	B	—	—	15,989	—
Viva Negocio Inmobiliario S.A.	9,454	A	—	9,454	—	2022
GyM Chile SPA	4,236	N/A	—	—	4,236	—
Cumbra Ingenieria S.A.	3,052	A	3,052	—	—	2025
UNNA ENERGIA S.A.	2,092	A	—	—	2,092	2025
Survial S.A.	1,526	B	1,526	—	—	—
Incolur DSD	1,507	N/A	—	—	1,507	—
AENZA S.A.A.	1,014	A	1,014	—	—	2022
Qualys S.A.	162	A	162	—	—	2025

	646,602		50,346	51,742	544,514